October 31, 2001

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ABN AMRO FUNDS LOGO

Annual Report
ABN AMRO Asset Management (USA) LLC (BULLET) Chicago Capital Management, Inc. Montag & Caldwell, Inc. (BULLET) TAMRO Capital Partners LLC (BULLET) Veredus Asset Management LLC
ABN AMRO Funds

                                        Class Y & YS Shares
                                        Institutional Money Market

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ABN AMRO FUNDS LOGO





Dear Fellow Shareholder,



This fiscal year has certainly proven that change is the only constant. The bull market that many once thought unstoppable, ground to a halt, and volatility ruled the day. More importantly, the horrific events of September 11th profoundly altered our country as Americans pulled together in grief and in war.

Our fund family has also seen its share of change. We've worked hard over the past year to ensure that the merger between Alleghany Funds and ABN AMRO Funds occurred as smoothly as possible, with no disruption to the high level of customer service and investment management you've come to expect from us. Be assured that every decision has been made with the goals of our shareholders foremost in our minds.

With the global reach of ABN AMRO, we're able to tap into a network of investment professionals around the world. The level of resources we're able to offer our customers has also been greatly enhanced, with a wider variety of investment options and enhanced shareholder service.

We're already putting many of these resources to work as we prepare to launch another addition to our fund family with Veredus Asset Management. Veredus has distinguished itself with their Aggressive Growth and SciTech Funds. The new Fund expands on our line-up of growth-style products with a focus on mid- to large-cap companies. Veredus will seek stocks with strong cash flow, promising new products and accelerating earnings and profit margins. Be sure to look for it in early 2002.

While change may be unavoidable, I'm proud to say that there are some things that won't change. Our managers face the market as they always have - with strict adherence to their investment processes. They have seen bear markets before, and all share the belief that this dedication to discipline is the single best way to navigate through choppy waters. We will also continue our unwavering commitment to you, our shareholders. Your trust is the most important asset we hold at ABN AMRO Funds.

Sincerely,

/S/ SIGNATURE

Kenneth C. Anderson
President

ABNAMRO FUNDS ARE NO-LOAD MUTUAL FUNDS DISTRIBUTED BY ABNAMRO DISTRIBUTION SERVICES (USA) INC., KING OF PRUSSIA, PA 19406. ALTHOUGH THE FUNDS ARE NO-LOAD, OTHER FEES AND EXPENSES DO APPLY AS DESCRIBED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THIS IS NOT AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES OF ANY OF THE FUNDS DESCRIBED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                        Shareholder Services 800 992-8151
               www.abnamrofunds.com ABN AMRO Asset Management (USA)
                  LLC (BULLET) Chicago Capital Management, Inc.
         Montag & Caldwell, Inc. (BULLET) Veredus Asset Management LLC
                       (BULLET) TAMRO Capital Partners LLC

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Portfolio Manager Commentary......................   2
Schedule of Investments...........................   3
Statement of Assets and Liabilities...............   5
Statement of Operations...........................   6
Statement of Changes in Net Assets................   7
Financial Highlights..............................   8
Notes to Financial Statements.....................   9






INSTITUTIONAL MONEY MARKET FUNDS

  Institutional Prime Money Market Fund
  Institutional Treasury Money Market Fund*
  Institutional Government Money Market Fund*


--------------------------------------------------------------------------------
NOT FDIC INSURED (BULLET) NO BANK GUARANTEE (BULLET) MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO HOLDING N.V. ALL RIGHTS RESERVED. ABNAMRO FUNDS ARE DISTRIBUTED BY ABNAMRODISTRIBUTION SERVICES (USA) INC. WHICH IS NOT AN ADVISER AFFILIATE.
--------------------------------------------------------------------------------

* As of the date of this annual report, these Funds had not yet commenced operations.

ABN AMRO Funds
--------------
ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND
PORTFOLIO MANAGER COMMENTARY
----------------------------------------------------------

                                                                Karen Van Cleave


Q    How did the Fund perform during the fiscal year ended October 31, 2001?

A For the twelve month period that ended October 31, 2001, ABN AMRO Institutional Prime Money Market Fund, Class Y, produced a 7-day average yield of 2.58%, while the Class YS shares produced a 7-day average yield of 2.33%.

Q    What was the investment environment like during the twelve month period?

A At the beginning of the period, there were mounting expectations that the Federal Reserve Board (the "Fed") would lower interest rates to stimulate a flagging U.S. economy. In the final months of 2000, it became increasingly apparent that economic growth was slowing significantly in response to higher energy costs, a weak stock market and uncertainty over the outcome of the 2000 presidential election. By December, the Fed announced a shift in its bias from raising interest rates - as it had during much of the prior year -- toward cutting rates to boost the sagging economy. The Fed surprised many observers by acting quickly, lowering the targeted overnight Fed Funds benchmark by 0.50% on January 3, 2001. Faced with continued economic weakness, the Fed lowered the target rate six more times throughout the spring and summer. The tragic events of September 11, 2001 prompted two more rate cuts designed to steady the global financial markets and keep a much-expected recession from worsening. From the beginning of the period through the end, short-term interest rates had dropped from 6.5% to 2.5%, their lowest level in almost four decades.

Q    What was your strategy?

A Throughout much of the period, maturities were lengthened in the Fund in anticipation of further declines in the Fed Funds level and to lock in higher yields, while remaining consistent with our investment approach of focusing on high-quality securities. Over the course of the year, maturities ranged from 15 days to 59 days. But as we approached the Fed's most recent rate cut in October 2001, we've focused recent purchases in shorter securities and moved toward a more neutral targeted average maturity of between 40 to 45 days. This is in anticipation that the Fed may be at or near the end of its cycle of cutting rates. In a rising interest-rate environment, a shorter-maturity position can be advantageous because cash can be reinvested more quickly.

Q    What's your outlook?


A Many market participants are forecasting that the Fed may cut rates again at its December 2001 meeting. Beyond that, it's more difficult to predict the direction of the economy and interest rates. If we get a sense that rates are headed higher and that the yield curve will steepen, we're likely to place more investments out the curve where yield levels are consistent with and reflect our Federal Funds outlook. Furthermore, the decline in the supply of commercial paper has been offset by an increase in one month Treasury bills, which is likely to keep yields higher in that time frame, given the greater supply.


--------------------------------------------------------------------------------
                                                                OCTOBER 31, 2001

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


              Average Annual Total Returns
             ------------------------------
                           iMoneyNet
                           First Tier
            Class Y    Institutional Index
            -------    -------------------
One Year       4.85%        4.52%
Five Year       N/A          N/A
Since
Inception
12/28/99       5.48%        5.18%


                           iMoneyNet
                           First Tier
            Class YS    Institutional Index
            --------    -------------------
One Year       4.59%        4.52%
Five Year    N/A          N/A
Since
Inception
06/29/01       5.07%        4.98%

ABN AMRO Funds
--------------
INSTITUTIONAL PRIME MONEY MARKET FUND                           OCTOBER 31, 2001
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

% OF TOTAL NET ASSETS
BANK NOTES ....................  10%
REPURCHASE AGREEMENTS .........  22%
EURO TIME DEPOSIT .............   5%
CERTIFICATES OF DEPOSIT .......  36%
COMMERCIAL PAPER ..............  27%

                                                              MARKET
PAR VALUE                                                      VALUE
---------                                                     -------


CERTIFICATES OF DEPOSIT - 36.14%
$    50,000,000  Abbey National (NY)
                    2.350%, 12/12/01 ....................  $ 50,000,000
     30,000,000  Bayerische Hypo-und
                    Vereinsbank (NY)
                    3.430%, 11/06/01 ....................    30,000,000
     10,000,000  Canadian Imperial Bank (NY)
                    6.600%, 11/01/01 ....................    10,000,000
     28,000,000  Commerce Bank (NY)
                    3.640%, 01/22/02 ....................    28,002,437
     50,000,000  Deutsche Bank (NY)
                    3.410%, 11/21/01 ....................    50,000,138
     80,000,000  Harris Trust and Savings
                    2.350%, 12/11/01 ....................    80,000,000
     25,000,000  Lloyds TBS Bank (NY)
                    3.470%, 02/20/02 ....................    25,005,231
     58,000,000  Merita Bank (NY)
                    2.240%, 01/28/02 ....................    58,001,409
     37,000,000  Rabobank Nederland (NY)
                    3.450%, 02/14/02 ....................    37,004,997
     15,000,000  Royal Bank of Canada (NY)
                    3.825%, 07/22/02 ....................    15,001,317
     38,000,000  Royal Bank of Scotland (NY)
                    3.420%, 02/25/02 ....................    38,002,407
     50,000,000  Societe Generale (NY)
                    3.410%, 11/21/01 ....................    50,000,275
     50,000,000  Toronto Dominion (NY)
                    3.610%, 01/31/02 ....................    50,000,000
     15,000,000  UBS Finance (NY)
                    3.805%, 07/29/02 ....................    14,999,459
     94,000,000  Westdeutsche Landesbank (NY)
                    3.620%, 01/22/02 ....................    94,000,000
                                                           ------------
                 TOTAL CERTIFICATES OF DEPOSIT
                    (Cost $630,017,670) .................   630,017,670
                                                           ------------

                                                              MARKET
PAR VALUE                                                      VALUE
---------                                                     -------



COMMERCIAL PAPER (A) - 27.38%
                 American Express Credit
$    40,000,000     2.480%, 11/08/01 ....................  $ 39,980,711
     40,000,000     2.530%, 11/15/01 ....................    39,960,644
     18,485,000  Blue Ridge Asset Funding
                    2.370%, 11/26/01 (B) ................    18,454,577
     75,000,000  Citicorp
                    2.490%, 11/07/01 ....................    74,968,875
     25,000,000  Edison Asset Securitization
                    2.190%, 01/24/02 (B) ................    24,872,250
     20,000,000  Falcon Asset Securitization
                    2.680%, 11/01/01 (B) ................    20,000,000
     25,000,000  Fountain Square
                    Commercial Funding
                    2.350%, 01/15/02 (B) ................    24,877,604
     50,000,000  General Electric Capital
                    2.220%, 01/25/02 ....................    49,737,917
     50,000,000  Household Finance
                    2.450%, 11/20/01 ....................    49,935,347
     30,000,000  Quincy Capital
                    2.500%, 11/05/01 (B) ................    29,991,667
     50,000,000  Variable Funding
                    2.220%, 01/10/02 (B) ................    49,784,167
                 Verizon Network Funding
     30,000,000     2.190%, 01/22/02 ....................    29,850,350
     25,000,000     2.240%, 01/24/02 ....................    24,869,333
                                                           ------------
                 TOTAL COMMERCIAL PAPER
                    (Cost $477,283,442) .................   477,283,442
                                                           ------------

BANK NOTES - 9.55%
     16,000,000  Bank of America
                    8.125%, 06/15/02 ....................    16,443,794
                 US Bank NA
     50,000,000     2.300%, 01/22/02 ....................    50,000,000
     25,000,000     2.250%, 01/24/02 ....................    25,000,000
                 Wells Fargo Bank
     40,000,000     2.370%, 12/10/01 ....................    40,000,000
     35,000,000     2.290%, 01/16/02 ....................    35,000,000
                                                           ------------
                 TOTAL BANK NOTES
                    (Cost $166,443,794) .................   166,443,794
                                                           ------------

EURO TIME DEPOSIT - 4.59%
     80,000,000  Caisse des Depots
                    et Consignations
                    2.650%, 11/01/01 ....................    80,000,000
                                                           ------------
                 TOTAL EURO TIME DEPOSIT
                    (Cost $80,000,000) ..................    80,000,000
                                                           ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
INSTITUTIONAL PRIME MONEY MARKET FUND                           OCTOBER 31, 2001
SCHEDULE OF INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                              MARKET
PAR VALUE                                                      VALUE
---------                                                     -------

REPURCHASE AGREEMENTS - 22.27%
$   299,351,684  J.P. Morgan Chase
                    2.550%, dated 10/31/01,
                    matures 11/01/01,
                    repurchase price
                    $299,372,888
                    (collateralized by U.S.
                    Government Agency
                    Instruments, total market
                    value: $305,341,159) ............      $299,351,684
     88,730,895  Morgan Stanley
                    2.550%, dated 10/31/01,
                    matures 11/01/01,
                    repurchase price
                    $88,737,180
                    (collateralized by U.S.
                    Government Agency
                    Instruments, total market
                    value: $90,514,665) .............        88,730,895
                                                      -----------------
                 TOTAL REPURCHASE AGREEMENTS
                    (Cost $388,082,579) .............       388,082,579
                                                      -----------------
TOTAL INVESTMENTS - 99.93%
   (Cost $1,741,827,485)* ...........................     1,741,827,485
                                                      -----------------
NET OTHER ASSETS AND LIABILITIES - 0.07% ............         1,285,360
                                                      -----------------
NET ASSETS - 100.0% ................................. $   1,743,112,845
                                                      =================

-------------------------------------------

* At October 31, 2001, cost is identical for book and Federal income tax purposes.
(A)  Rate noted represents annualized discount yield at the time of purchase.
(B) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At October 31, 2001, these securities amounted to $167,980,265 or 9.6% of net assets.
(NY) New York

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
                                                                OCTOBER 31, 2001

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                            INSTITUTIONAL PRIME
                                                               MONEY MARKET
                                                                   FUND
                                                             -----------------
ASSETS:
Investments:
        Investments at cost .............................    $   1,353,744,906
        Repurchase agreements                                      388,082,579
                                                             -----------------
          Total investments at value ....................        1,741,827,485
Cash ....................................................               24,432
Receivables:
        Interest ........................................            5,277,607
        Fund shares sold ................................                2,303
Other assets ............................................               52,424
                                                             -----------------
          Total assets ..................................        1,747,184,251
                                                             -----------------

LIABILITIES:
Payables:
        Dividend distribution ...........................            3,497,073
        Due to Adviser, net .............................              157,583
        Administration fee ..............................               81,380
        Shareholder service fee .........................               19,863
        Trustees fees ...................................               27,423
Accrued expenses and other payables .....................              288,084
                                                             -----------------
          Total liabilities .............................            4,071,406
                                                             -----------------
NET ASSETS ..............................................    $   1,743,112,845
                                                             =================
NET ASSETS CONSIST OF:
        Capital paid-in .................................    $   1,743,110,974
        Accumulated undistributed net investment income .                1,871
                                                             -----------------
        TOTAL NET ASSETS ................................    $   1,743,112,845
                                                             =================
CLASS Y(A):
    Net Assets ..........................................    $   1,651,103,603
    Shares of beneficial interest outstanding ...........        1,651,103,632
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) .................    $            1.00
                                                             =================
CLASS YS(B):

    Net Assets ..........................................    $      92,009,242
    Shares of beneficial interest outstanding ...........           92,009,243
        NET ASSET VALUE

        Offering and redemption price per share
        (Net Assets/Shares Outstanding) .................    $            1.00
                                                             =================

--------------------------------------------

 (a)  Formerly known as Institutional Share Class.
 (b)  Formerly known as Institutional Service Share Class.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
FOR THE TEN MONTHS ENDED OCTOBER 31, 2001
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                           INSTITUTIONAL PRIME MONEY MARKET FUND
                                            ----------------------------------
                                            TEN MONTHS ENDED     YEAR ENDED
                                            OCTOBER 31, 2001  DECEMBER 31, 2000
                                            ----------------  ----------------
INVESTMENT INCOME:
     Interest ............................. $     73,900,410  $     54,071,414
                                            ----------------  ----------------
      Total investment income .............       73,900,410        54,071,414
                                            ----------------  ----------------
EXPENSES:
     Investment advisory fees .............        1,619,732           812,251
     Shareholder servicing fees(1) ........          176,137            44,885
     Transfer agent fees ..................          117,161            37,070
     Administration fees ..................          813,845           406,905
     Registration expenses ................          133,321           141,704
     Custodian fees .......................          118,943            50,620
     Professional fees ....................           43,158            62,724
     Reports to shareholder expense .......           22,200            37,056
     Trustees fees ........................           53,128            17,482
     Other expenses .......................          138,469            68,310
                                            ----------------  ----------------
      Total operating expenses ............        3,236,094         1,679,007
                                            ----------------  ----------------
      Expenses waived/reimbursed ..........               --              (925)
                                            ----------------  ----------------
      Net operating expenses ..............        3,236,094         1,678,082
                                            ----------------  ----------------
NET INVESTMENT INCOME .....................       70,664,316        52,393,332
                                            ----------------  ----------------
     NET REALIZED AND UNREALIZED
      GAIN ON INVESTMENTS .................               --                --
                                            ----------------  ----------------
     NET INCREASE IN
      NET ASSETS FROM OPERATIONS .......... $     70,664,316  $     52,393,332
                                            ================  ================

-------------------------------------------

 (1)  Shareholder   servicing  fees  are  incurred  at  the  Class YS (formerly
Institutional Service Share Class) level.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   INSTITUTIONAL PRIME MONEY MARKET FUND
                                                                          ------------------------------------------------------
                                                                          TEN MONTHS ENDED      YEAR ENDED        PERIOD ENDED
                                                                          OCTOBER 31, 2001   DECEMBER 31, 2000DECEMBER 31, 1999(A)
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD .....................................   $  1,517,003,465   $      5,000,000   $             --
                                                                          ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income .............................................         70,664,316         52,393,332              2,411
    Net realized gain on investments sold .............................                 --                 --                 --
                                                                          ----------------   ----------------   ----------------
    Net increase in net assets from operations ........................         70,664,316         52,393,332              2,411
                                                                          ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class Y(b) .....................................................        (67,808,261)       (51,283,714)            (2,411)
       Class YS(c) ....................................................         (2,856,055)        (1,109,618)                --
                                                                          ----------------   ----------------   ----------------
       Total distributions ............................................        (70,664,316)       (52,393,332)            (2,411)
                                                                          ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS: Net proceeds from sales of shares:
       Class Y(b) .....................................................      5,243,248,465      2,979,403,443          5,000,000
       Class YS(c) ....................................................         87,849,484        140,271,834                 --
    Issued to shareholders in reinvestment of distributions:
       Class Y(b) .....................................................         10,950,079          2,676,998                 --
       Class YS(c) ....................................................                 --                  3                 --
    Cost of shares repurchased:
       Class Y(b) .....................................................     (5,048,489,427)    (1,541,685,956)                 0
       Class YS(c) ....................................................        (67,449,221)       (68,662,857)                --
                                                                          ----------------   ----------------   ----------------
    Increase in net assets derived from capital share transactions ....        226,109,380      1,512,003,465          5,000,000
                                                                          ----------------   ----------------   ----------------
    Total increase in net assets ......................................        226,109,380      1,512,003,465          5,000,000
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ........................   $  1,743,112,845   $  1,517,003,465   $      5,000,000
                                                                          ================   ================   ================
    (A) Undistributed net investment income ...........................   $          1,871   $          1,871   $           --
                                                                          ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class Y(b):
       Sold ...........................................................      5,243,248,495      2,979,403,443          5,000,000
       Issued to shareholders in reinvestment of distributions ........         10,950,079          2,676,998                 --
       Repurchased ....................................................     (5,048,489,427)    (1,541,685,956)                --
    Class YS(c):
       Sold ...........................................................         87,849,484        140,271,834                 --
       Issued to shareholders in reinvestment of distributions ........                 --                  3                 --
       Repurchased ....................................................        (67,449,221)       (68,662,857)                --
                                                                          ----------------   ----------------   ----------------
          Net increase in shares outstanding ..........................        226,109,410      1,512,003,465          5,000,000
                                                                          ================   ================   ================

---------------------------------------------------------

(a) ABN AMRO Institutional Prime Money Market Fund commenced operations on December 28, 1999.
(b)  Formerly known as Institutional Share Class.
(c)  Formerly known as Institutional Service Share Class.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
INSTITUTIONAL PRIME MONEY MARKET FUND                           OCTOBER 31, 2001
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS Y(A)

                                                                    TEN MONTHS        YEAR          PERIOD
                                                                       ENDED          ENDED          ENDED
                                                                     10/31/01       12/31/00      12/31/99(B)
                                                                   ------------   ------------   ------------
Net Asset Value, Beginning of Period ...........................   $       1.00   $       1.00   $       1.00
                                                                   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .....................................           0.04           0.06           0.00(c)
                                                                   ------------   ------------   ------------
     Less Distributions from net investment income .............          (0.04)         (0.06)          0.00(c)
                                                                   ------------   ------------   ------------
Net Asset Value, End of Period .................................   $       1.00   $       1.00   $       1.00
                                                                   ============   ============   ============
TOTAL RETURN(1) ................................................           3.73%          6.32%          0.05%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................   $  1,651,104   $  1,445,394   $      5,000
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser(2) ............           0.19%          0.20%          3.39%
     After reimbursement of expenses by Adviser(2) .............           0.19%          0.20%          0.20%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser(2) ............           4.37%          6.46%          1.22%
     After reimbursement of expenses by Adviser(2) .............           4.37%          6.46%          4.40%


--------------------------------------------------------------------------------


CLASS YS(D)

                                                                                    TEN MONTHS       PERIOD
                                                                                       ENDED          ENDED
                                                                                     10/31/01      12/31/00(E)
                                                                                   ------------   ------------
Net Asset Value, Beginning of Period ...........................................   $       1.00   $       1.00
                                                                                   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .....................................................           0.03           0.03
                                                                                   ------------   ------------
     Less Distributions from net investment income .............................          (0.03)         (0.03)
                                                                                   ------------   ------------
Net Asset Value, End of Period .................................................   $       1.00   $       1.00
                                                                                   ============   ============
TOTAL RETURN(1) ................................................................           3.52%          3.20%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................................   $     92,009   $     71,609
   Ratios of expenses to average net assets:
     Before reimbursement of expenses by Adviser(2) ............................           0.44%          0.45%
     After reimbursement of expenses by Adviser(2) .............................           0.44%          0.45%
   Ratios of net investment income to average net assets:
     Before reimbursement of expenses by Adviser(2) ............................           4.12%          6.23%
     After reimbursement of expenses by Adviser(2) .............................           4.12%          6.23%


-----------------------------------------------------

(1)  Not Annualized.
(2)  Annualized.
(a)  Formerly known as Institutional Share Class.
(b)  ABN  AMRO   Institutional   Prime  Money  Market  Fund--  Class Y commenced
     investment operations on December 28, 1999.
(c)  Per share was less than $0.005.
(d)  Formerly known as Institutional Service Share Class.
(e) ABN AMRO Institutional Prime Money Market Fund -- Class YS commenced investment operations on June 29, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------
                                                                OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------
NOTE (A) FUND ORGANIZATION: The ABN AMRO Funds (the "Former Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992. The Former Trust was registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with 18 separate portfolios (the "Predecessor Funds").

During September 2001, the net assets of the constituent portfolios of the Former Trust were either transferred or merged with the newly created or existing funds (the "Funds") of the Alleghany Funds (the "Successor Trust") which was organized as a Delaware business trust under a Declaration of Trust dated September 10, 1993. The Successor Trust is also registered under the 1940 Act, and operates as an open-end management company that is comprised of 30 separate portfolios.

Pursuant to an agreement and plan of reorganization approved by the Board of Trustees of the Former Trust on August 24, 2001, the assets and liabilities of the Predecessor Funds were transferred on September 26, 2001 in tax-free business transactions to newly formed portfolio series of the same name of the Successor Trust. The Institutional shares and Institutional Service shares of the Funds were exchanged for Class Y and Class YS shares of the respective portfolio of the Successor Trust. There were no changes with respect to rights and privileges of each share class as a result of the reorganization. Immediately following the transfer of assets and liabilities, the Successor Trust changed its name to the ABN AMRO Funds.

Three Funds of the Successor Trust are included in these  financial  statements:
ABN AMRO Institutional Prime Money Market, Institutional Treasury Money Market and Institutional Government Money Market. Institutional Treasury Money Market and Institutional Government Money Market have not yet commenced operations as of October 31, 2001.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

(1) SECURITY VALUATION: All securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

(2) REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is generally determined using the identified cost method.

(4) FEDERAL INCOME TAXES: The Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

(5) MULTI-CLASS OPERATIONS: Each class offered by the Fund has equal rights as to assets. Income, non-class specific expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses include shareholder servicing fees and reports to shareholders expenses.

(6) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ABN AMRO Funds
--------------
                                                                OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: The Fund declares dividends daily from its net investment income. The Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Fund are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

NOTE (D) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: The Fund has entered into an investment advisory agreement with ABN AMRO Asset Management
(USA) LLC, (the "Adviser"). During the period, investment advisory fees were not changed as a result of the reorganization of the Funds. The advisory fee rates were as follows:

                         INVESTMENT           CONTRACTUAL
                         ----------           -----------
                        ADVISORY FEES    EXPENSES LIMITATIONS
                        -------------    --------------------
                                           CLASS I   CLASS S
                                           -------   -------
Institutional Prime
Money Market                0.10%           0.18%     0.43%

Prior to September 27, 2001, contractual expense limitations did not apply.

For the period January 1, 2001 through September 26, 2001 ABN AMRO Fund Services, Inc. ("AAFS") was the Administrator for the Funds. AAFS received 0.05% of the Fund's aggregate daily net assets for services provided there were no sub-administration or custody liaison fees charged to the Funds.

Effective September 27, 2001 ABN AMRO Investment Fund Services, Inc. ("AAIFS") serves as the Administrator for the Funds. For services provided, AAIFS receives the following fees:

     ADMINISTRATION FEES          CUSTODY LIAISON FEES
     -------------------          --------------------
 FEE (% OF FUNDS'     AVERAGE
 ---------------      -------
     AGGREGATE       DAILY NET   ANNUAL FEE   AVERAGE DAILY NET ASSETS
     ---------       ---------   ----------   ------------------------
 DAILY NET ASSETS)    ASSETS     (PER FUND)         (PER FUND)
 -----------------    ------     ----------         ----------
       0.060     up to $2 billion  $10,000     up to $100 million
       0.050      $2 billion to    $15,000      $100 million to
                   $12.5 billion                  $500 million
       0.045    over $12.5 billion $20,000      over $500 million

Effective September 27, 2001 PFPC Inc. ("PFPC") serves as Sub-Administrator of the Funds and receives fees, which are paid to PFPC by the Administrator. PFPC receives fees based upon the following schedule:

   SUB-ADMINISTRATION FEES                  CUSTODY LIAISON FEES
   -----------------------                  --------------------
 FEE (% OF FUNDS'
 ----------------
    AGGREGATE         AVERAGE DAILY               ANNUAL FEE
    ---------         -------------               ----------
DAILY NET ASSETS)      NET ASSETS                 (PER FUND)
----------------       ----------                 ----------
       0.045         up to $2 billion               $10,000
       0.040     $2 billion to $3 billion
       0.030     $3 billion to $8 billion
       0.025     $8 billion to $12 billion
       0.020         over $12 billion

ABN AMRO Distribution Services (USA) Inc. serves as principal underwriter and distributor of the Funds' shares. Pursuant to a shareholder servicing plan (the "Plan") adopted by the Fund, the Distributor is paid a fee up to 0.25% of the average daily net assets of the Class YS shares for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses.

The Trust does not compensate its officers or affiliated Trustees. The Trust pays each unaffiliated Trustee $4,000 per Board of Trustees' meeting attended and an annual retainer of $4,000 and reimburses each unaffiliated Trustee for out-of-pocket expenses.

NOTE (E) CREDIT AGREEMENT: The Credit Agreement, dated August 14, 2000, provides the Trust with a revolving credit facility up to $50 million utilizing J.P. Morgan Chase & Co. The facility is shared by the Funds and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual commitment fee is 0.09% of the unused portion of the facility and the interest rate is equivalent to the Federal Funds Rate plus 0.45%. An additional facility fee of $50,000 is charged annually amongst the Funds. Borrowings must be repaid within 30 days. At October 31, 2001, there were no borrowings outstanding against the line of credit.

SHAREHOLDER VOTING RESULTS (UNAUDITED): At a Special Shareholder Meeting held on August 24, 2001:

(1) Shareholders of the Fund approved a Plan of Reorganization as follows:

NAME OF FUND:                           VOTED FOR:  VOTED AGAINST:  ABSTAINED:
-------------                           ----------  -------------   ----------
Institutional Prime
    Money Market Fund                1,419,576,066      1,071,065      8,892

ABN AMRO Funds
--------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of ABN AMRO Funds

We have audited the accompanying statement of assets and liabilities including the schedule of investments of the Institutional Prime Money Market Fund (one of the Funds comprising ABN AMRO Funds (the "Trust")) as of October 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Prime Money Market Fund at October 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                          Chicago, Illinois
                                          December 17, 2001

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                                                                              11

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

[GRAPHIC OMITTED]
ABN AMRO FUNDS LOGO

  TRUSTEES

  Leonard F. Amari*
  Stuart D. Bilton, Chairman
  Arnold F. Brookstone*
  Robert Feitler*
  Robert Kushner*
  Gregory T. Mutz*
  Robert Scherer*
  Nathan Shapiro*
  Denis Springer*
  James Wynsma

  *UNAFFILIATED TRUSTEE

  ADVISERS

  ABN AMRO Asset Management (USA) LLC
  161 North Clark Street
  Chicago, IL 60601

  Chicago Capital Management, Inc.
  161 North Clark Street
  Chicago, IL 60601

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  TAMROCapital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205


  SHAREHOLDER SERVICES

  PFPC Inc.
  4400 Computer Drive
  Westborough, MA 01581


  DISTRIBUTOR

  ABN AMRO Distribution Services (USA) Inc.
  3200 Horizon Drive
  King of Prussia, PA 19406


  OFFICERS

  Kenneth C. Anderson, President
  Gerald F. Dillenburg, Senior Vice President,
     Secretary and Treasurer
  Debra Bunde Reams, Vice President
  Laura M. Hlade, Assistant Treasurer
  Michael A. Cozzi, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary

  CUSTODIAN

  J.P. Morgan Chase
  3 Chase MetroTech Center, 8th Floor
  Brooklyn, NY11245


  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz
  222 N. LaSalle Street
  Chicago, IL 60601


  AUDITOR

  Ernst & Young LLP
  Sears Tower
  233 S. Wacker Drive
  Chicago, IL 60606

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

ABAN-03